Operations	12 Months Ended
Dec. 31, 2021
Operations
Operations

1	Operations

Companhia de Saneamento Básico do Estado de São Paulo ("SABESP" or "Company") is a mixed-capital company headquartered in São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900, controlled by the State of São Paulo. The Company is engaged in the provision of basic and environmental sanitation services in the State of São Paulo, as well as it supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the State of São Paulo, SABESP may performs these activities in other states and countries, and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive and innovative manner, with a focus on customers.

As of December 31, 2021, the Company operated water and sewage services in 375 municipalities of the State of São Paulo, 342 have already signed contracts, pursuant to Law 11,445/2007. Most of these municipalities’ operations are based on 30-year concession, program and services contracts, except for the municipalities of Guarulhos, Mauá, Santo André, São Bernardo do Campo, São João da Boa Vista and Tejupá, which have a 40-year term.

The table below shows a summary of the contractual situation of the municipalities served:

	December 31, 2021	December 31, 2020

Total municipalities that have already signed contracts	342	342
Balance – intangible and contract assets	42,260,091	39,440,568
Percentage of intangible and contract assets	93.80%	93.08%
Revenue from sanitation services (excluding construction revenue)	15,490,808	14,406,803
Percentage of revenue from sanitation services (excluding construction revenue)	95.01%	95.05%

Municipalities with expired contracts:	8	8
Balance – intangible and contract assets	214,329	264,931
Percentage of intangible and contract assets	0.48%	0.63%
Revenue from sanitation services (excluding construction revenue)	41,194	39,088
Percentage of revenue from sanitation services (excluding construction revenue)	0.25%	0.26%

Municipalities with concession agreements due by 2030:	25	25
Balance – intangible and contract assets	1,127,920	1,436,529
Percentage of intangible and contract assets	2.50%	3.39%
Revenue from sanitation services (excluding construction revenue)	653,408	597,483
Percentage of revenue from sanitation services (excluding construction revenue)	4.01%	3.94%

Municipality of São Paulo:
Percentage of intangible and contract assets	43.11%	37.94%
Percentage of revenue from sanitation services (excluding construction revenue)	44.45%	44.58%

The Company's shares have been listed in the “Novo Mercado” (New Market) segment of B3 under the ticker symbol SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as American Depositary Receipts (“ADRs”) Level III, under the SBS code, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental and Paulista Geradora de Energia. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting vote in certain issues jointly with associates, indicating the shared control in the management of investees, except for Saneaqua Mairinque, which, as of August 2020, no longer has a shared control.

Economic instability worsened by COVID-19

The global economic instability worsened in early 2020 with the outbreak of a new coronavirus, which was considered pandemic by the World Health Organization (WHO). Accordingly, SABESP has been taken several preventive measures to ensure the continuity and quality of the services provided to the population, which have become even more essential. It is worth noting that any interruption in water supply by a basic sanitation company may compromise compliance with WHO’s recommendations for everyone to keep good hygiene habits, such as washing hands correctly and more frequently.

The Company implemented a number of preventive measures so that its employees are not exposed to situations of risks, such as: (i) employees from the administrative sectors (especially) and those with more than 60 years of age are working under a remote system; (ii) restriction of domestic and international trips; (iii) anticipation of the influenza and pneumonia vaccination campaign, (iv) closing of all branches that assist the public, concentrating services in the digital channels, to protect customers and employees; among others.

Regarding the effects of Covid-19, we highlight the migration of billed volume from the public, commercial and industrial categories that have higher average tariffs to the residential category, which showed a slight recovery in 2021 when compared to 2020.

Expenses with allowance for doubtful accounts still show a significant growth due to the increase in delinquency in the period.

Management expects that with the gradual resumption of economic activities, improved water security, due to the works carried out, the generation of operating cash, added to the credit lines available for investments, the financial resources will be sufficient to honor its commitments and not jeopardize the necessary investments.

New Legal Sanitation Framework

On July 15, 2020, the Brazilian President sanctioned Federal Law 14,026/2020, known as the New Legal Framework for Basic Sanitation. The new law expands competition in the sector, by extinguishing program contract.

Additionally, the New Legal Framework imposes performance goals to reach 99% of the population served with drinking water and 90% with sewage collection and treatment by December 31, 2033, encouraging operators to increase efficiency. It also granted the Water and Basic Sanitation National Agency (ANA) with authority to edit reference rules to regulate sanitation with a view to minimize regulatory uncertainties, thus creating a more stable and attractive environment for investments in the sector.

On May 31, 2021, Federal Decree No. 10,710 was edited, which regulates Art. 10-B of Law No. 11,445/2007, establishing the methodology for proving the economic and financial capacity of providers of public services for the supply of drinking water and sanitary sewage, with a view to enabling the achievement of universalization goals by 2033. The aforementioned regulation imposes metrics for the economic-financial evaluation of service providers to prove their ability to make investments within the intended period, in addition to a series of conditions so that the contracts in force can be considered regular, whose eventual adaptations must occur until March 31, 2022, in line with the provisions of Art. 11-B, §1, of the new law.

According to the aforementioned Decree, as of December 30, 2021, the Company presented a requirement to the São Paulo State Utility Services Regulatory Agency (ARSESP) containing documents that prove its capacity to maintain the provision of services in the operated area to meet the goals of universal water and sewage collection and treatment by 2033, defined by the New Legal Framework, attested by the independent auditor and certifying body and at an extraordinary meeting held on March 28, 2022, ARSESP unanimously resolved to recognize the proven economic and financial capacity of Sabesp, as described in note 34.

In this new context, the Company understands it is important to highlight that i) it has contracts that already include goals that meet or even anticipate those defined by the New Legal Framework, which correspond to around 70% of revenue; ii) it has access to public capital and the private capital market due to its sound reputation, favoring the maintenance and/or expansion of its operating base and compliance with the universalization of services within the deadline established by the new law; iii) it has high governance level; and iv) it has current contracts with the granting authorities that ensure 95% of revenue.

Approvals

The financial statements were approved by Management on April 27, 2022.